Others - Financial instruments, schedule of financial instruments by category (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial instruments
Financial assets	$ 161,646	$ 200,811
Financial liabilities	10,406	9,396
Total lease liabilities	868	338
Warrant liabilities | Financial liabilities at fair value through profit or loss
Financial instruments
Financial liabilities	1,566	3,207
Other payables (including related parties) | Financial liabilities at amortized cost
Financial instruments
Financial liabilities	10,381	9,371
Guarantee deposits received | Financial liabilities at amortized cost
Financial instruments
Financial liabilities	25	25
Cash and cash equivalents | Financial assets at amortized cost
Financial instruments
Financial assets	123,871	162,616
Current financial assets at amortized cost | Financial assets at amortized cost
Financial instruments
Financial assets	30,300	30,000
Accounts receivable | Financial assets at amortized cost
Financial instruments
Financial assets	6,992	7,756
Other receivables | Financial assets at amortized cost
Financial instruments
Financial assets	343	314
Guarantee deposits paid | Financial assets at amortized cost
Financial instruments
Financial assets	$ 140	$ 125